Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting terms	vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date.	vesting terms ranging from three to five years which primarily includes 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date.
Accrued expenses, liability		$ 23,297	$ 19,211
Period of graded vesting for option valuation		4 years
Period of cliff vesting for option valuation		5 years
Expected dividend yield		5.00%	5.00%	5.00%
Total unrecognized compensation cost related to nonvested awards		$ 3,173
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized		1 year 9 months 7 days
Number of shares available for grant	2,470,063	2,669,471
Aggregate intrinsic value of options outstanding		$ 19,034
Aggregate intrinsic value of options exercisable		15,502
Total intrinsic value of options exercised		$ 12,433
Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted	32,000
Expected Volatility		90.00%
Volatility rate on publicly traded options		10.00%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	3 years	3 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	5 years	5 years
1996 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance to directors and employees	17,500,000	17,500,000
1996 Equity Incentive Plan [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Range of awards of target number of share	0.00%	0.00%
1996 Equity Incentive Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Range of awards of target number of share	100.00%	100.00%
2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares reserved		85,162
2019 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares reserved	86,093	300,000
Performance Based Compensation [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense related to performance based compensation agreements	$ 3,494	$ 22,838
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration date of options granted under equity incentive plan	10 years	10 years
Restricted Stock [Member] | Non-employee Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense related to performance based compensation agreements	$ 492
Restricted Stock [Member] | Non-employee Director [Member] | Percentage of Awards Vesting On Last Day of Each Directors Term [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of awards vesting on grant date	50.00%
Award vesting period	1 year
Restricted Stock [Member] | Non-employee Director [Member] | Percentage of awards vesting on grant date [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of awards vesting on grant date	50.00%